Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENTS
19. FAIR VALUE MEASUREMENTS
The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Group’s financial instruments consist principally of cash and cash equivalent, restricted cash, short term investments, marketable securities, accounts receivable, amounts due from/to related parties, prepayments and other current assets, investment in securities, contingent consideration in relation to the acquisition of Cuilong and Wangwen Xinyue, accounts payable, other payables and accruals and convertible debt. As of December 31, 2009 and 2010, the carrying values of cash and cash equivalent, restricted cash, short term investments, accounts receivable, amounts due from/to related parties, prepayments and other current assets, accounts payable, other payables and accruals and borrowings approximated their fair values.
On a recurring basis, the Group measures the marketable securities and the financial liability related to the forward contract (Note 28) at fair value, which are classified within Level 1 of the fair value hierarchy.
On a recurring basis, the Group measures investment in securities at fair value. Since the investment in securities does not have quoted price in active markets, they are valued using valuation model. Management is responsible for determining the fair value. The fair value of the investment in securities was determined based on Level 3 inputs, of which the investee company’s recent financing activities are significant to the overall fair value measurement.
On a recurring basis, the Group measures the contingent consideration in relation to the acquisition of Cuilong and Wangwen Xinyue at fair value. The Company measures the fair value of contingent consideration using the probability-weighted discounted cash flow model and unobservable inputs mainly including assumptions about expected future cash flows of Cuilong and Wangwen Xinyue.
As of December 31, 2009 and 2010, information about inputs for the fair value measurements of the Group’s financial assets and liabilities that are measured at fair value by level in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
	Year ended	Active Markets for	Other Observable	Unobservable
Description	December 31, 2009	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Marketable securities-Common stock and mutual fund	20,791,016	20,791,016	—	—
Investment in securities	7,000,000	—	—	7,000,000
Foreign currency forward contract	—	—	—	—
Financial liability related to forward contract	—	—	—	—

Total	27,791,016	20,791,016	—	7,000,000

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
	Year ended	Active Markets for	Other Observable	Unobservable
Description	December 31, 2010	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Marketable securities—Common stock and mutual fund	16,942,262	16,942,262	—	—
Investment in securities	41,630,500	—	—	41,630,500
Contingent consideration receivable	5,678,571	—	—	5,678,571

Total	64,251,333	16,942,262	—	47,309,071

A summary of changes in the fair value of the Level 3 investment in securities for the years ended December 31, 2009 and 2010 were as follows, respectively:

Fair Value Measurements
Using Significant
Unobservable Inputs (Level 3)
Investment in Securities
At January 1, 2009	—
Current year purchase	7,000,000

December 31, 2009	7,000,000
Increase in investment	34,103,500
Unrealized gain in value	500,000

December 31, 2010	41,630,500

A summary of changes in the fair value of the Level 3 investment in contingent consideration receivable for the years ended December 31, 2010 was as follows, respectively:

At January 1, 2010	—
Current year addition upon acquisition of Cuilong	5,678,571

December 31, 2010	5,678,571

The following table displays assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2010:

		Quoted Prices in	Significant	Significant
	Year ended	Active Markets for	Other Observable	Unobservable
Description	December 31, 2009	Identical Assets	Inputs	Inputs	Total losses
		(Level 1)	(Level 2)	(Level 3)

Goodwill	665,740,540	—	—	665,740,540	3,984,343

		Quoted Prices in	Significant	Significant
	Year ended	Active Markets for	Other Observable	Unobservable
Description	December 31, 2010	Identical Assets	Inputs	Inputs	Total losses
		(Level 1)	(Level 2)	(Level 3)
Goodwill	1,142,934,128	—	—	1,142,934,128	15,000,000
Other long term assets	235,647,719	—	—	235,647,719	10,172,528

Total	1,378,581,547	—	—	1,378,581,547	25,172,528

In January 2009, the Company implemented ASC 820 for nonfinancial assets and liabilities that are re-measured at fair value on a non-recurring basis. Nonfinancial assets such as goodwill and intangible assets are measured at fair value when there is an indicator of impairment and recorded at fair value only when impairment is recognized. During the years ended December 31, 2008, 2009 and 2010, the Company provided impairment loss of RMB14.5 million, RMB4.0 million and RMB15 million for the goodwill, respectively. In 2010, the Company provided impairment loss of RMB10.2 million for the prepayment of upfront licensing fees. All these non-current assets were measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3).
The Company tests its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset may not be recoverable. The Company measures the fair value of long-lived assets based on an in-use premise using the discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the relating industry.
The Company tests goodwill annually for impairment or more frequently whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable. When available, the Company uses observable market data, including pricing on recent closed market transactions, to determine the fair value of the reporting units and compare with carrying amount of the reporting units to assess any goodwill impairment. The fair value of reporting units was determined based on the market capitalization of the respective entities as of the valuation date. When there is little or no observable market data, the Company measures the fair value of each reporting unit primarily using the income approach and using the market approach as a validation of the value derived from income approach. The market approach included using financial metrics and ratios of comparable public companies. When the goodwill was determined to be impaired, the Company uses income approach including discounted cash flow model for each reporting unit and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the music industry to determine the amount of any impairment.